AOMT II, LLC ABS-15G

Exhibit 99.26

Data Compare

Infinity Loan ID	Loan Number	Loan Number 2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source
XXX	2024100597		Original Note Doc Date	XXX	XXX	XXX		The Note reflects Original Note Doc Date as XXX.	Initial